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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

Paul B. Goucher, Esq.

Columbia Management Investment Advisers, LLC

100 Park Avenue

New York, New York 10017

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

Wanger International Report

Wanger International	Statement of Investments (Unaudited), September 30, 2016

Number of Shares		Value
	Equities — 98.4%
	Europe — 44.3%
	United Kingdom — 13.6%
869,737	Big Yellow UK Self Storage	$8,793,011
535,093	Halma Health & Safety Sensor Technology	7,275,449
122,000	Rightmove Internet Real Estate Listings	6,676,258
558,316	Abcam Online Sales of Antibodies	6,078,752
460,000	Shaftesbury London Prime Retail REIT	5,783,418
1,900,000	Rentokil Initial Pest Control, Washroom & Workwear Service Provider	5,474,546
229,513	WH Smith Newsprint, Books & General Stationery Retailer	4,575,291
776,943	Domino’s Pizza UK & Ireland Pizza Delivery in the UK, Ireland & Switzerland	3,761,273
916,825	Polypipe Manufacturer of Plastic Piping & Fittings	3,336,865
56,865	Spirax Sarco Steam Systems & Pumps for Manufacturing & Process Industries	3,313,064
875,673	Ocado (a) (b) Online Grocery Retailer	3,002,083
647,191	Halfords UK Retailer of Leisure Goods & Auto Parts	2,941,030
981,000	Hastings Group Holdings General Insurance Provider	2,938,489
3,697,344	Assura UK Primary Health Care Property REIT	2,793,917
508,087	DS Smith Packaging	2,530,833
1,210,014	Connect Group Newspaper & Magazine Distributor	2,372,143
609,228	PureCircle (a) Natural Sweeteners	2,179,435
558,071	Regus Rental Office Space in Full-service Business Center	1,887,203
		75,713,060
	Germany — 7.2%
136,750	Aurelius European Turnaround Investor	8,630,261
123,100	Wirecard (b) Online Payment Processing & Risk Management	6,395,649
170,000	Deutsche Beteiligungs Private Equity Investment Management	5,646,965
53,781	MTU Aero Engines Airplane Engine Components & Services	5,440,358
91,367	NORMA Group Clamps for Automotive & Industrial Applications	4,700,777
80,400	Ströer (b) Out of Home & Online Advertising	3,493,473
5,803	Rational Commercial Ovens	2,907,383
34,700	Fielmann Retail Optician Chain	2,828,015
		40,042,881
	Sweden — 6.4%
424,154	Trelleborg Manufacturer of Sealing, Dampening & Protective Solutions for Industry	8,306,275
389,377	Recipharm (a) (b) Contract Development Manufacturing Organization	6,354,360
673,803	Unibet European Online Gaming Operator	6,259,861
264,923	Sweco Engineering Consultants	5,459,783
74,809	Millicom Telecoms Operator in Latin America & Africa	3,880,497
357,000	Byggmax Nordic Discount DIY Retail Chain	2,694,520

122,765	Mekonomen (b) Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service	2,389,816
		35,345,112
	Spain — 3.5%
1,220,000	Distribuidora Internacional de Alimentación Discount Retailer in Spain & Latin America	7,552,750
941,860	Prosegur Security Guards	6,580,995
53,000	Viscofan Sausage Casings Maker	2,867,327
83,000	Bolsas y Mercados Españoles Spanish Stock Markets	2,465,679
		19,466,751
	Denmark — 2.8%
171,577	SimCorp Software for Investment Managers	9,966,527
278,825	William Demant Holding (a) Manufacture & Distribution of Hearing Aids & Diagnostic Equipment	5,691,852
		15,658,379
	Netherlands — 2.6%
175,987	Aalberts Industries Flow Control & Heat Treatment	6,000,040
66,960	Gemalto Digital Security Solutions	4,293,527

Number of Shares		Value
	Netherlands — 2.6% (cont)
232,653	Brunel Temporary Specialist & Energy Staffing	$4,070,536
		14,364,103
	Italy — 2.0%
96,664	Brembo High Performance Auto Braking Systems Supplier	5,765,993
84,000	Industria Macchine Automatiche Food & Drugs Packaging & Machinery	5,576,756
		11,342,749
	France — 2.0%
337,514	Elior Group Contract Caterer & Travel Concessionary	7,726,998
7,529	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	3,419,870
		11,146,868
	Finland — 1.8%
332,599	Tikkurila Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe	7,154,916
85,354	Konecranes Manufacture & Service of Industrial Cranes & Port Handling Equipment	3,024,130
		10,179,046
	Norway — 1.0%
537,507	Atea Nordic IT Hardware/Software Reseller & Integrator	5,445,935

	Belgium — 0.8%
62,000	Melexis Analog & Custom Integrated Circuit Designer	4,449,789

	Switzerland — 0.6%
7,961	Inficon Gas Detection Instruments	3,050,419
	Total Europe	246,205,092

	Asia — 39.0%
	Japan — 19.6%
477,700	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	7,545,214
72,200	Seria 100 Yen Discount Stores	5,804,665
109,600	Yonex (b) Branded Sporting Goods Manufacturer	5,289,457
585,900	iStyle (b) Cosmetics Review Portal & Retailer	4,792,194
50,100	Hikari Tsushin Office IT/Mobiles/Insurance Distribution	4,652,315
123,600	Glory Currency Handling Systems & Related Equipment	4,075,590
1,240,000	Seven Bank ATM Processing Services	3,971,585
125,000	DIP Mobile Temporary Job Information Provider	3,890,012
379,000	NOF Specialty Chemicals, Life Science & Rocket Fuels	3,858,541
31,900	Disco Semiconductor Dicing & Grinding Equipment	3,778,102
82,000	Asahi Intecc Medical Guidewires for Surgery	3,752,689
308,700	Ushio Industrial Light Sources	3,556,671
200,200	Aeon Financial Service Diversified Consumer-related Finance Company in Japan	3,504,336
131,400	Aica Kogyo Laminated Sheets, Building Materials & Chemical Adhesives	3,495,315
228,600	Santen Pharmaceutical Specialty Pharma (Ophthalmic Medicine)	3,375,593
90,400	Nakanishi Dental Tools & Machinery	3,286,806
162,200	OSG (b) Consumable Cutting Tools	3,233,935
69,300	JIN (b) Eyeglasses Retailer	3,214,867
65,020	Milbon Hair Products for Salons	3,191,830
83,400	Askul Online & Mail Order Distribution to Businesses and Consumers	3,163,484

2,922	LaSalle Logiport REIT Logistics REIT in Japan	3,102,166
141,471	Doshisha Consumer Goods Wholesaler	2,970,987
109,000	MonotaRO (b) Online Maintenance, Repair & Operations Goods Distributor in Japan	2,938,414
148,000	Daiseki Waste Disposal & Recycling	2,889,658
1,125	Kenedix Retail REIT Retail REIT in Japan	2,667,069
56,000	Otsuka One-stop IT Services & Office Supplies Provider	2,659,812
139,300	NGK Spark Plug Automobile Parts	2,461,478
64,000	Japan Airport Terminal (b) Airport Terminal Operator at Haneda	2,447,256

Number of Shares		Value
	Japan — 19.6% (cont)
180,600	Kintetsu World Express Airfreight Logistics	$2,342,616
420	Industrial & Infrastructure Fund Industrial REIT in Japan	2,138,921
42,900	Icom Two-way Radio Communication Equipment	852,880
450	Hirose Electric Electrical Connectors	59,167
		108,963,625
	India — 3.6%
527,518	Amara Raja Indian Maker of Auto & Industrial Batteries, Mostly for the Replacement Market	8,022,746
245,385	United Breweries Indian Brewer	3,337,078
603,779	TVS Motor Indian Maker of Scooters, Mopeds, Motorcycles & Three-wheelers	3,327,379
399,460	Zee Entertainment Enterprises Indian Programmer of Pay Television Content	3,288,238
422,726	GRUH Finance Rural & Small Town Mortgage & Home Equity Lending in India	2,084,687
		20,060,128
	Taiwan — 3.5%
400,000	Silergy Chinese Provider of Analog & Mixed Digital Integrated Circuits	5,933,018
297,181	PChome Online Taiwanese E-commerce Company	3,517,722
140,000	St. Shine Optical Disposable Contact Lens Original Equipment Manufacturer	3,270,247
180,395	Voltronic Power Uninterruptible Power Supply Products & Solar Inverters	2,823,447
302,349	Advantech Industrial PC & Components	2,602,379
149,000	Ginko International Contact Lens Maker in China	1,483,843
		19,630,656
	Korea — 3.5%
143,008	Koh Young Technology Inspection Systems for Printed Circuit Boards	5,955,033
174,600	ModeTour Network Travel Services	4,579,142
101,272	Korea Investment Holdings Brokerage & Asset Management	3,773,904
3,447	Orion Corp Confectionery & Snack Manufacturer	2,597,806
48,100	KEPCO Plant Service & Engineering Power Plant & Grid Maintenance	2,533,127
		19,439,012
	Singapore — 2.2%
4,718,227	Mapletree Commercial Trust Retail & Office Property Landlord	5,535,795
8,400,000	China Everbright Water Waste Water Treatment Operator	3,703,361
6,404,900	SIIC Environment (a) Waste Water Treatment Operator	2,911,958
		12,151,114
	Hong Kong — 2.1%
3,939,000	Vitasoy International Hong Kong Soy Food Brand	7,977,878
3,615,000	Value Partners Mutual Fund Management	3,745,291
		11,723,169
	Philippines — 1.2%
51,759,300	Melco Crown (Philippines) Resorts (a) Integrated Resort Operator in Manila	4,195,665
2,622,000	Puregold Price Club Supermarket Operator in the Philippines	2,297,866
		6,493,531
	Cambodia — 1.0%
8,652,000	Nagacorp Casino & Entertainment Complex in Cambodia	5,710,786

	China — 0.9%
116,227	51job - ADR (a) Integrated Human Resource Services	3,879,657
4,536,000	NewOcean Energy Southern China Liquefied Petroleum Gas Distributor	1,222,417
		5,102,074
	Indonesia — 0.9%
17,050,000	Media Nusantara Citra Media Company in Indonesia	2,648,787
6,700,000	Link Net Fixed Broadband & CATV Service Provider	2,238,296
		4,887,083
	Thailand — 0.5%
9,744,000	Home Product Center Home Improvement Retailer	2,820,210
	Total Asia	216,981,388

Number of Shares		Value
	Other Countries — 14.1%
	Canada — 6.9%
55,716	CCL Industries Global Label Converter	$10,727,862
231,156	Ag Growth Manufacturer of Augers & Grain Handling Equipment	7,826,479
108,947	Vermilion Energy (b) Canadian Exploration & Production Company	4,220,196
95,140	Boardwalk Real Estate Investment Trust Canadian Residential REIT	3,752,807
159,000	PrairieSky Royalty (b) Canadian Owner of Oil & Gas Mineral Interests	3,241,930
215,516	CAE Flight Simulator Equipment & Training Centers	3,060,378
120,000	Uni-Select Distribution of Automotive Paint & Replacement Parts in North America	2,925,112
111,000	ShawCor Oil & Gas Pipeline Products	2,738,725
		38,493,489
	Australia — 2.9%
146,615	Domino’s Pizza Enterprises Domino’s Pizza Operator in Australia & New Zealand	7,943,901
4,520,881	TFS Corporation (b) Indian Sandalwood Plantation	5,155,482
117,266	Sirtex Selective Internal Radiation Therapy Biotech Company	2,850,594
		15,949,977
	United States — 1.5%
86,000	LivaNova (a) Neuromodulation & Cardiac Devices	5,169,460
42,000	Ultragenyx Pharmaceutical (a) Biotech Focused on “Ultra-Orphan” Drugs	2,979,480
		8,148,940
	South Africa — 1.4%
356,306	Famous Brands Quick Service Restaurant & Cafe Franchise System in Africa	4,284,241
733,480	Coronation Fund Managers South African Fund Manager	3,754,391
		8,038,632
	New Zealand — 0.7%
1,150,200	Sky City Entertainment Casino & Entertainment Complex	3,840,862

	Guatemala — 0.7%
289,255	Tahoe Resources Silver & Gold Projects in Guatemala, Canada & Peru	3,708,426
	Total Other Countries	78,180,326

	Latin America — 1.0%
	Mexico — 1.0%
463,000	Grupo Aeroportuario Centro Norte Northern Mexican Airport Operator	2,729,323
17,506	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	2,563,229
		5,292,552
	Total Latin America	5,292,552

Total Equities (Cost: $433,392,038) — 98.4%		546,659,358	(c)

Short-Term Investments — 1.4%
7,835,760	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.35%)	7,835,760

Total Short-Term Investments (Cost: $7,835,760) — 1.4%		7,835,760

Securities Lending Collateral — 4.8%
26,849,957	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.30%) (d)	26,849,957

Total Securities Lending Collateral (Cost: $26,849,957) — 4.8%		26,849,957

Total Investments (Cost: $468,077,755)(e) — 104.6%		581,345,075	(f)

Obligation to Return Collateral for Securities Loaned — (4.8)%		(26,849,957)

Cash and Other Assets Less Liabilities — 0.2%		1,173,543

Net Assets — 100.0%		$555,668,661

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

> Notes to Statement of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $25,536,062.
(c)	On September 30, 2016, the Fund’s total equity investments were denominated in currencies as follows:

	Currency	Value	Percentage of Net Assets
	Euro	$110,992,188	20.0
	Japanese Yen	108,963,625	19.6
	British Pound	75,713,060	13.6
	Canadian Dollar	42,201,915	7.6
	Swedish Krona	35,345,112	6.4
	Other currencies less than 5% of total net assets	173,443,458	31.2
	Total Equities	$546,659,358	98.4

(d)	Investment made with cash collateral received from securities lending activity.
(e)

At September 30, 2016, for federal income tax purposes, the cost of investments was approximately $468,077,755 and net unrealized appreciation was $113,267,320 consisting of gross unrealized appreciation of $131,158,537 and gross unrealized depreciation of $17,891,217.

(f)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$—	$246,205,092	$—	$246,205,092
Asia	3,879,657	213,101,731	—	216,981,388
Other Countries	50,350,855	27,829,471	—	78,180,326
Latin America	5,292,552	—	—	5,292,552
Total Equities	59,523,064	487,136,294	—	546,659,358
Total Short-Term Investments	7,835,760	—	—	7,835,760
Total Securities Lending Collateral	26,849,957	—	—	26,849,957
Total Investments	$94,208,781	$487,136,294	$—	$581,345,075

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Financial assets were transferred from Level 3 to Level 2 as trading resumed during the period.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$2,776,146	$—	$—	$2,776,146

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio Diversification (Unaudited)

At September 30, 2016, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Industrials
Machinery	$48,964,429	8.8
Commercial Services & Supplies	19,365,530	3.5
Electrical Equipment	14,402,863	2.6
Aerospace & Defense	8,500,736	1.5
Professional Services	7,950,193	1.4
Transportation Infrastructure	7,739,808	1.4
Building Products	6,832,180	1.2
Construction & Engineering	5,459,783	1.0
Trading Companies & Distributors	2,938,414	0.5
Air Freight & Logistics	2,342,616	0.4
	124,496,552	22.3
> Consumer Discretionary
Hotels, Restaurants & Leisure	48,302,728	8.7
Specialty Retail	26,116,064	4.6
Media	9,430,499	1.7
Distributors	8,268,241	1.5
Auto Components	8,227,471	1.5
Internet & Catalog Retail	6,165,567	1.1
Multiline Retail	5,804,665	1.0
Leisure Products	5,289,457	1.0
Automobiles	3,327,379	0.6
	120,932,071	21.7
> Information Technology
Semiconductors & Semiconductor Equipment	20,115,941	3.6
Internet Software & Services	18,876,187	3.4
IT Services	14,501,396	2.6
Software	14,260,055	2.6
Electronic Equipment, Instruments & Components	10,385,036	1.9
Technology Hardware, Storage & Peripherals	2,602,379	0.5
Communications Equipment	852,879	0.2
	81,593,873	14.8
> Health Care
Health Care Equipment & Supplies	22,654,896	4.1
Biotechnology	11,908,826	2.1
Pharmaceuticals	9,729,953	1.8
Life Sciences Tools & Services	3,419,870	0.6
	47,713,545	8.6
> Real Estate
Equity Real Estate Investment Trusts (REITs)	34,567,104	6.2
Real Estate Management & Development	7,545,214	1.4
	42,112,318	7.6
> Financials
Capital Markets	28,016,490	5.0
Banks	3,971,585	0.7
Consumer Finance	3,504,336	0.6
Insurance	2,938,489	0.5
Thrifts & Mortgage Finance	2,084,687	0.4
	40,515,587	7.2
> Materials
Containers & Packaging	13,258,695	2.4
Chemicals	11,013,457	2.0
Paper & Forest Products	5,155,483	0.9
Metals & Mining	3,708,426	0.7
	33,136,061	6.0
> Consumer Staples
Food Products	15,622,446	2.8
Food & Staples Retailing	9,850,616	1.8
Beverages	3,337,078	0.6
Personal Products	3,191,830	0.6
	32,001,970	5.8
> Energy
Oil, Gas & Consumable Fuels	8,684,543	1.6
Energy Equipment & Services	2,738,725	0.5
	11,423,268	2.1
> Utilities
Water Utilities	6,615,320	1.2
	6,615,320	1.2
> Telecommunication Services
Wireless Telecommunication Services	3,880,497	0.7
Diversified Telecommunication Services	2,238,296	0.4
	6,118,793	1.1
Total Equities:	546,659,358	98.4
Short-Term Investments:	7,835,760	1.4
Securities Lending Collateral:	26,849,957	4.8
Total Investments:	581,345,075	104.6

Obligation to Return Collateral for Securities Loaned:	(26,849,957)	(4.8)
Cash and Other Assets Less Liabilities:	1,173,543	0.2
Net Assets:	$555,668,661	100.0

Wanger Select Report

Wanger Select	Statement of Investments (Unaudited), September 30, 2016

Number of Shares		Value
	Equities — 95.3%
	Consumer Discretionary — 24.5%
	Hotels, Restaurants & Leisure — 7.8%
64,813	Papa John’s International Franchisor of Pizza Restaurants	$5,110,505
30,325	Vail Resorts Ski Resort Operator & Developer	4,757,386
		9,867,891
	Distributors — 5.0%
178,871	LKQ (a) Alternative Auto Parts Distribution	6,342,730

	Media — 4.7%
173,762	Liberty Global Series A (a) Cable TV Franchises Outside of the United States	5,939,185

	Household Durables — 3.1%
87,849	iRobot (a) Home Robots (Vacuums, Pool Cleaners) & Battlefield Reconnaissance Robots	3,863,599

	Internet & Direct Marketing Retail — 2.0%
114,008	Liberty TripAdvisor Holdings Class A (a) Holding Company for Trip Advisor	2,491,075

	Textiles, Apparel & Luxury Goods — 1.9%
97,881	Hanesbrands Apparel Wholesaler	2,471,496
	Total Consumer Discretionary	30,975,976

	Industrials — 24.0%
	Machinery — 10.1%
60,524	Wabtec Freight & Transit Component Supplier	4,941,784
33,471	Middleby (a) Manufacturer of Cooking Equipment	4,137,685
25,168	Nordson Dispensing Systems for Adhesives & Coatings	2,507,488
20,848	Oshkosh Corporation Specialty Truck Manufacturer	1,167,488
		12,754,445
	Road & Rail — 7.3%
57,158	JB Hunt Transport Services Truck & Intermodal Carrier	4,637,800
13,903	Amerco North American Moving & Storage King	4,507,770
		9,145,570
	Electrical Equipment — 3.6%
125,475	Generac (a) Standby Power Generators	4,554,743

	Professional Services — 3.0%
101,485	Robert Half International Temporary & Permanent Staffing in Finance, Accounting & Other Professions	3,842,222
	Total Industrials	30,296,980

	Financials — 12.9%
	Banks — 7.8%
57,467	SVB Financial Group (a) Bank to Venture Capitalists	6,352,402
29,000	Signature Bank (a) New York City Metro Area Bank	3,435,050
		9,787,452
	Capital Markets — 5.1%
99,899	Lazard Corporate Advisory & Asset Management	3,632,328
73,286	Eaton Vance Specialty Mutual Funds	2,861,818
		6,494,146
	Total Financials	16,281,598

	Health Care — 12.9%
	Health Care Equipment & Supplies — 4.9%
39,942	Align Technology (a) Invisalign System to Correct Malocclusion (Crooked Teeth)	3,744,563
40,165	LivaNova (a) Neuromodulation & Cardiac Devices	2,414,318
		6,158,881
	Health Care Providers & Services — 4.5%
137,799	HealthSouth Inpatient Rehabilitation Facilities & Home Health Care	5,590,505

	Life Sciences Tools & Services — 3.0%
134,729	VWR (a) Distributor of Lab Supplies	3,820,915

	Biotechnology — 0.5%
9,160	Ultragenyx Pharmaceutical (a) Biotech Focused on “Ultra-Orphan” Drugs	649,810
	Total Health Care	16,220,111

	Real Estate — 10.2%
	Equity Real Estate Investment Trusts (REITs) — 7.1%
103,892	EdR Student Housing	4,481,901

1

Number of Shares		Value
	Equity Real Estate Investment Trusts (REITs) — 7.1% (cont)
46,926	Crown Castle International Communications Towers	$4,420,898
		8,902,799
	Real Estate Management & Development — 3.1%
34,557	Jones Lang LaSalle Real Estate Services	3,932,241
	Total Real Estate	12,835,040

	Information Technology — 7.6%
	Software — 4.9%
42,421	Ansys (a) Simulation Software for Engineers & Designers	3,928,609
10,978	Ultimate Software (a) Human Capital Management Systems	2,243,793
		6,172,402
	Internet Software & Services — 2.7%
46,344	SPS Commerce (a) Supply Chain Management Software Delivered via the Web	3,402,113
	Total Information Technology	9,574,515

	Materials — 3.2%
	Chemicals — 3.2%
144,399	Axalta Coating Systems (a) Global Manufacturer of High Performance Coatings	4,082,160
	Total Materials	4,082,160

Total Equities (Cost: $103,491,385) — 95.3%		120,266,380

Short-Term Investments — 3.6%
4,536,838	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.35%)	4,536,838

Total Short-Term Investments (Cost: $4,536,838) — 3.6%		4,536,838

Total Investments (Cost: $108,028,223)(b) — 98.9%		124,803,218	(c)

Cash and Other Assets Less Liabilities — 1.1%		1,370,777

Net Assets — 100.0%		$126,173,995

2

> Notes to Statement of Investments

(a)                       Non-income producing security.

(b)                       At September 30, 2016, for federal income tax purposes, the cost of investments was approximately $108,028,223 and net unrealized appreciation was $16,774,995 consisting of gross unrealized appreciation of $19,423,326 and gross unrealized depreciation of $2,648,331.

(c)                        Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

3

The following table summarizes the inputs used, as of September 30, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Discretionary	$30,975,976	$—	$—	$30,975,976
Industrials	30,296,980	—	—	30,296,980
Financials	16,281,598	—	—	16,281,598
Health Care	16,220,111	—	—	16,220,111
Real Estate	12,835,040	—	—	12,835,040
Information Technology	9,574,515	—	—	9,574,515
Materials	4,082,160	—	—	4,082,160
Total Equities	120,266,380	—	—	120,266,380
Total Short-Term Investments	4,536,838	—	—	4,536,838
Total Investments	$124,803,218	$—	$—	$124,803,218

There were no transfers of financial assets between levels during the period.

4

Wanger USA Report

Wanger USA	Statement of Investments (Unaudited), September 30, 2016

Number of Shares		Value
	Equities — 95.5%
	Health Care — 21.4%
	Biotechnology — 5.8%
238,629	Repligen (a) Supplier to Biopharma Industry	$7,204,209
52,748	Ligand Pharmaceuticals (a) (b) Royalties from Licensing Drug Delivery Technology	5,383,461
73,705	Ultragenyx Pharmaceutical (a) Biotech Focused on “Ultra-Orphan” Drugs	5,228,633
238,049	Exact Sciences (a) Molecular Diagnostics	4,420,570
75,858	Seattle Genetics (a) Antibody-based Therapies for Cancer	4,097,090
70,802	Agios Pharmaceuticals (a) (b) Biotech Focused on Cancer & Orphan Diseases	3,739,762
87,000	Clovis Oncology (a) Pre-commercial Biotech Company	3,136,350
14,350	Intercept Pharmaceuticals (a) (b) Biotech Developing Drugs for Several Diseases	2,361,866
62,192	Genomic Health (a) Cancer Diagnostics	1,798,593
		37,370,534
	Health Care Providers & Services — 5.5%
137,983	Mednax (a) Physician Management for Pediatric & Anesthesia Practices	9,141,374
224,617	HealthSouth Inpatient Rehabilitation Facilities & Home Health Care	9,112,712
204,655	AMN Healthcare Services (a) Temporary Healthcare Staffing	6,522,355
83,525	VCA Inc (a) Animal Hospitals & Laboratory Services	5,845,079
147,708	TeamHealth (a) Healthcare Professionals Outsourcing	4,809,372
		35,430,892
	Health Care Equipment & Supplies — 5.4%
107,109	West Pharmaceutical Services Components & Systems for Injectable Drug Delivery	7,979,620
175,884	ZELTIQ Aesthetics (a) Systems & Consumables for Aesthetics	6,898,170
478,365	Endologix (a) Minimally Invasive Treatment of Abdominal Aortic Aneurysm	6,123,072
269,890	LeMaitre Vascular Medical Devices for Peripheral Vascular Disease	5,354,618
113,000	Natus Medical (a) Neuro-diagnostic & Newborn Care Products	4,439,770
34,439	Abiomed (a) Medical Devices for Cardiac Conditions	4,428,167
		35,223,417
	Life Sciences Tools & Services — 3.2%
306,913	VWR (a) Distributor of Lab Supplies	8,704,053
78,570	Bio-Techne Maker of Consumables & Systems for the Life Science Market	8,603,415
81,328	Cambrex (a) Active Pharmaceutical Ingredients for Small Molecule Drugs	3,615,843
		20,923,311
	Health Care Technology — 0.9%
107,335	Medidata Solutions (a) Cloud-based Software for Drug Studies	5,985,000

	Pharmaceuticals — 0.6%
137,737	Akorn (a) Developer, Manufacturer & Distributor of Specialty Generic Drugs	3,754,711
	Total Health Care	138,687,865

	Information Technology — 18.8%
	Internet Software & Services — 7.3%
359,948	Q2 Holdings (a) Online & Mobile Banking Software	10,316,110
46,045	CoStar Group (a) Commercial Real Estate Data Aggregator & Web Marketing for Retail Landlords	9,970,124
122,393	J2 Global Communications Communication Technology & Digital Media	8,152,598
276,953	NIC Government Web Portal Development & Management Outsourcing	6,508,395
83,842	SPS Commerce (a) Supply Chain Management Software Delivered via the Web	6,154,841
316,593	Mimecast (a) Cyber Security, Continuity & Archiving Software	6,056,424
		47,158,492
	Software — 5.2%
98,573	Ansys (a) Simulation Software for Engineers & Designers	9,128,846
136,240	Guidewire (a) Software for Global Property & Casualty Insurance Carriers	8,171,675

1

Number of Shares		Value
	Software — 5.2% (cont)
40,289	Tyler Technologies (a) Financial, Tax, Court & Document Management Systems for Local Governments	$6,898,686
82,497	Manhattan Associates (a) Supply Chain Management Software & Services	4,753,477
153,339	Apptio (a) Software for Managing IT Spending	3,327,456
41,517	Qualys (a) Security Software Delivered Via the Cloud	1,585,534
		33,865,674
	IT Services — 4.3%
166,135	ExlService Holdings (a) Business Process Outsourcing	8,280,169
233,762	WNS — ADR (a) Offshore Business Process Outsourcing Services	7,001,172
121,568	Maximus Outsourcer for Government Program Administration	6,875,886
153,615	CoreLogic (a) Data Processing Services for Real Estate, Insurance & Mortgages	6,024,780
		28,182,007
	Semiconductors & Semiconductor Equipment — 1.4%
113,410	Monolithic Power Systems High Performance Analog & Mixed Signal Integrated Circuits	9,129,505

	Electronic Equipment, Instruments & Components — 0.6%
46,583	IPG Photonics (a) Fiber Lasers	3,836,110
	Total Information Technology	122,171,788

	Industrials — 18.6%
	Machinery — 5.9%
217,697	Toro Turf Maintenance Equipment	10,196,927
173,052	ESCO Technologies Industrial Filtration & Advanced Measurement Equipment	8,033,074
141,764	Oshkosh Corporation Specialty Truck Manufacturer	7,938,784
65,971	Nordson Dispensing Systems for Adhesives & Coatings	6,572,691
45,551	Middleby (a) Manufacturer of Cooking Equipment	5,631,014
		38,372,490
	Commercial Services & Supplies — 5.0%
89,475	UniFirst Corp. Uniform Rental	11,798,173
188,302	Healthcare Services Group Outsourced Services to Long-term Care Industry	7,452,993
312,215	Knoll Office & Residential Furniture	7,134,113
109,442	Copart (a) Auto Salvage Services	5,861,714
		32,246,993
	Aerospace & Defense — 3.5%
118,743	HEICO FAA-Approved Aircraft Replacement Parts	7,185,139
246,234	Taser (a) Manufacturer of Electrical Weapons & Body Cameras	7,044,755
121,461	Astronics (a) Designer & Manufacturer of Aircraft Electrical Components & Testing Equipment	5,471,818
66,000	B/E Aerospace Producer of Aircraft Interior Components	3,409,560
		23,111,272
	Professional Services — 3.3%
215,739	ICF International (a) Professional Service Company	9,561,552
118,088	WageWorks (a) Healthcare Consumer Directed Benefits & Commuter Account Management	7,192,740
226,577	Navigant Consulting (a) Financial Consulting Firm	4,581,387
		21,335,679
	Trading Companies & Distributors — 0.9%
40,243	Watsco HVAC Distribution	5,670,239
	Total Industrials	120,736,673

	Consumer Discretionary — 16.8%
	Hotels, Restaurants & Leisure — 5.8%
115,051	Papa John’s International Franchisor of Pizza Restaurants	9,071,771
55,653	Vail Resorts Ski Resort Operator & Developer	8,730,843
194,724	Texas Roadhouse Rural-focused Full Service Steakhouse	7,600,078

2

Number of Shares		Value
	Hotels, Restaurants & Leisure — 5.8% (cont)
218,253	Zoës Kitchen (a) (b) Fast, Casual Mediterranean Food	$4,843,034
167,946	Fiesta Restaurant Group (a) Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana	4,030,704
75,460	Choice Hotels Franchisor of Budget Hotel Brands	3,401,737
		37,678,167
	Auto Components — 4.0%
110,370	Drew Industries RV & Manufactured Home Components	10,818,468
142,338	Dorman Products (a) Aftermarket Auto Parts Distributor	9,095,398
355,279	Gentex Manufacturer of Auto Parts	6,238,699
		26,152,565
	Household Durables — 2.5%
99,329	Cavco Industries (a) Manufactured Homes	9,838,537
141,871	iRobot (a) Home Robots (Vacuums, Pool Cleaners) & Battlefield Reconnaissance Robots	6,239,487
		16,078,024
	Specialty Retail — 1.7%
144,534	Five Below (a) Low-price Specialty Retailer Targeting Pre-Teens, Teens & Parents	5,823,275
89,672	Monro Muffler Brake Automotive Services	5,485,236
		11,308,511
	Leisure Products — 1.1%
152,202	Brunswick Corp Boats, Boat Engines, Exercise & Bowling Equipment	7,424,414

	Distributors — 1.0%
65,804	Pool Swimming Pool Supplies & Equipment Distributor	6,219,794

	Diversified Consumer Services — 0.7%
129,908	ServiceMaster (a) Pest & Termite Control, Home Warranty & Other Home Services	4,375,301
	Total Consumer Discretionary	109,236,776

	Financials — 13.2%
	Banks — 9.2%
90,515	SVB Financial Group (a) Bank to Venture Capitalists	10,005,528
225,981	MB Financial Chicago Bank	8,596,317
216,250	Lakeland Financial Indiana Bank	7,659,575
242,064	LegacyTexas Texas Thrift	7,656,484
382,135	Associated Banc-Corp Midwest Bank	7,486,025
278,624	First Busey Illinois Bank	6,296,903
167,669	Sandy Spring Bancorp Baltimore & Washington, D.C. Bank	5,127,318
89,651	Great Southern Bancorp Heartland Bank	3,648,796
131,209	TriCo Bancshares California Central Valley Bank	3,512,465
		59,989,411
	Capital Markets — 3.4%
45,192	MarketAxess Bond Exchange	7,483,343
137,280	SEI Investments Mutual Fund Administration & Investment Management	6,261,341
337,804	Virtu Financial High Speed Trader	5,056,926
249,564	OM Asset Management Asset Manager Holding Company	3,471,435
		22,273,045
	Insurance — 0.6%
88,546	Allied World Assurance Company Holdings Commercial Lines Insurance/Reinsurance	3,579,029
	Total Financials	85,841,485

	Energy — 3.4%
	Oil, Gas & Consumable Fuels — 1.8%
166,686	Carrizo Oil & Gas (a) Oil & Gas Producer	6,770,785
73,814	PDC Energy (a) Oil & Gas Producer in the United States	4,949,967
		11,720,752
	Energy Equipment & Services — 1.6%
54,789	Core Labs (Netherlands) Oil & Gas Reservoir Consulting	6,154,448

3

Number of Shares		Value
	Energy Equipment & Services — 1.6% (cont)
305,603	Frank’s International (Netherlands) (b) Global Provider of Casing Running Services Post Drilling of Wells	$3,972,839
		10,127,287
	Total Energy	21,848,039

	Real Estate — 2.2%
	Real Estate Management & Development — 2.2%
176,040	FirstService Residential Property Management & Housing Related Services	8,217,547
138,307	Colliers International Group Real Estate Services	5,818,576
		14,036,123
	Equity Real Estate Investment Trusts (REITs) — %
14,310	UMH Properties Owner & Operator of Manufactured Home Parks	170,575
	Total Real Estate	14,206,698

	Consumer Staples — 1.1%
	Household Products — 1.1%
60,763	WD-40 Manufacturer of Industrial Lubrications	6,831,584
	Total Consumer Staples	6,831,584

Total Equities (Cost: $453,150,609) — 95.5%		619,560,908	(c)

Short-Term Investments — 4.2%
27,143,727	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.20%)	27,143,727

Total Short-Term Investments (Cost: $27,143,727) — 4.2%		27,143,727

Securities Lending Collateral — 1.8%
11,839,475	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.30%) (d)	11,839,475

Total Securities Lending Collateral (Cost: $11,839,475) — 1.8%		11,839,475

Total Investments (Cost: $492,133,811)(e) — 101.5%		658,544,110	(f)

Obligation to Return Collateral for Securities Loaned — (1.8)%		(11,839,475)

Cash and Other Assets Less Liabilities — 0.3%		2,337,437

Net Assets — 100.0%		$649,042,072

ADR	American Depositary Receipts

4

> Notes to Statement of Investments

(a)                       Non-income producing security.

(b)                       All or a portion of this security was on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $11,696,587.

(c)                        On September 30, 2016, the market value of foreign securities represented 1.56% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Netherlands	$10,127,287	1.56

(d)                       Investment made with cash collateral received from securities lending activity.

(e)                        At September 30, 2016, for federal income tax purposes, the cost of investments was approximately $492,133,811 and net unrealized appreciation was $166,410,299 consisting of gross unrealized appreciation of $175,928,356 and gross unrealized depreciation of $9,518,057.

(f)                         Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

5

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2016, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Health Care	$138,687,865	$—	$—	$138,687,865
Information Technology	122,171,788	—	—	122,171,788
Industrials	120,736,673	—	—	120,736,673
Consumer Discretionary	109,236,776	—	—	109,236,776
Financials	85,841,485	—	—	85,841,485
Energy	21,848,039	—	—	21,848,039
Real Estate	14,206,698	—	—	14,206,698
Consumer Staples	6,831,584	—	—	6,831,584
Total Equities	619,560,908	—	—	619,560,908
Total Short-Term Investments	27,143,727	—	—	27,143,727
Total Securities Lending Collateral	11,839,475	—	—	11,839,475
Total Investments	$658,544,110	$—	$—	$658,544,110

There were no transfers of financial assets between levels during the period.

6

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date	November 21, 2016

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer

Date	November 21, 2016